Non-controlling interests and redeemable non-controlling interests	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Non-controlling interests and redeemable non-controlling interests	Non-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2024	2023
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$79,261	$44,024
Non-controlling interests - redeemable tax equity partnership units	1,324	1,324
Other net earnings attributable to:
Non-controlling interests	(5,665)	(8,809)
	$74,920	$36,539
Redeemable non-controlling interest, held by related party	—	(25,922)
Net effect of non-controlling interests	$74,920	$10,617
The non-controlling tax equity investors ("tax equity partnership units") in the Company's U.S. wind power-generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings (loss) attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(t).
Non-controlling interests

	Non-controlling interests - tax equity partnership units		Other non-controlling interests		Non-controlling interests held by related parties (a)
	2024	2023	2024	2023	2024	2023
Opening balance	$481,387	$525,680	$70,135	$65,104	$38,873	$38,873
Net earnings (loss) attributable to NCI	(79,261)	(44,024)	5,665	8,809	—	—
Contributions received, net	1,953	—	—	385	—	—
Dividends and distributions declared	(5,047)	(269)	(3,091)	(5,058)	—	—
Repurchase of non-controlling interest	—	—	—	—	(39,376)	—
OCI	—	—	4,624	895	503	—
Closing balance	$399,032	$481,387	$77,333	$70,135	$—	$38,873
(a)     Non-controlling interest held by related parties
In November 2021, Liberty Development JV Inc. invested $39,376 in Algonquin (AY Holdco) B.V., a consolidated subsidiary of the Company and the investment was presented as a non-controlling interest held by related parties. In 2024, the non-controlling interest held by related parties was redeemed in full.
Redeemable non-controlling interests
Non-controlling interests in subsidiaries that are redeemable upon the occurrence of uncertain events not solely within AQN’s control are classified as temporary equity on the consolidated balance sheets. If the redemption is probable or currently redeemable, the Company records the instruments at their redemption value. Redemption is not considered probable as of December 31, 2024.
Liberty Development Energy Solutions B.V., an equity investee of the Company’s discontinued operations, had a Margin Loan in the amount of $306,500 with a previous maturity date of January 26, 2024. It was collateralized through a pledge of Atlantica ordinary shares held by AY Holdings. Liberty Development Energy Solutions B.V. had a preference share ownership in AY Holdings, which AQN reflected as redeemable non-controlling interest held by related party. On January 4, 2024, the Company purchased the outstanding interest in Liberty Development Energy Solutions B.V., resulting in the entity being consolidated by the Company. As a result, the redeemable non-controlling interest held by related party was reclassified to long-term debt in 2024 and subsequently repaid (note 9(b)).
16.Non-controlling interests and redeemable non-controlling interests (continued)
Redeemable non-controlling interests (continued)
Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2024	2023	2024	2023
Opening balance	$308,350	$307,856	$5,013	$6,520
Net earnings (loss) attributable to NCI	—	25,922	(1,324)	(1,324)
Repurchase of non-controlling interest (notes 3, note 9(b))	(308,350)	—	(3,510)	—
Dividends and distributions declared	—	(25,428)	(179)	(183)
Closing balance	$—	$308,350	$—	$5,013